Note 18 - Supplemental Cash Flow Disclosure - Non-cash Transactions (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Equity settled share-based payment included in equity		$ 137	$ 94		$ 94
Issuance of broker warrants included in net proceeds from public offering		406	144		144
Public offering transaction costs included in trade and other payables	381	132	416		381
Reduction in share issue costs from reduction in trade and other payables			109		109
Private Placement transaction costs included in trade and other payables	40		50		40
Equipment included in trade and other payables	288	216	269		288
Interest payable included in trade and other payables	18	40	4		18
Issuance of shares on settlement of a liability				103
Interest receivable included in payable to Neptune corporation				$ 27